Leases - Present Value of Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
2021	$ 8
2022	7
2023	6
2024	4
2025	3
Thereafter	22
Total operating lease payments	50
Less: Imputed interest	(10)
Total lease obligations	40
Less: Current installments	(7)	$ (8)
Operating leases	33	38
Finance Leases
2021	33
2022	34
2023	34
2024	34
2025	34
Thereafter	1,056
Total finance lease payments	1,225
Less: Imputed interest	(892)
Total lease obligations	333
Less: Current installments	(2)	(24)
Finance leases	331	$ 413
Total
2021	41
2022	41
2023	40
2024	38
2025	37
Thereafter	1,078
Total lease payments	1,275
Less: Imputed interest	(902)
Total lease obligations	373
Less: Current installments	(9)
Long-term lease obligations	$ 364